UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                WASHINGTON D.C. 20549
                     FORM 13F
               FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  12/31/2012

Check here if Amendment:    Amendment Number
This amendment is (check only one)
1. is a restatement
2. adds new holding entities

Institutional Investment Manager filing report

Name:     Ferox Capital LLP
Address:  66 St James`s Street
          London
          SW1A 1NE
          UK

Form 13F File Number: 28-11670

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name: Nicholas Curtis
Title: CFO
Phone: 44 0 207 947 0000

Signature,           Place           Date of Signing:
Nicholas Curtis      London, UK 	fEB 13 2012

Report Type  (check only one)
        ( )  13F Holdings Report
        (X)  13F Notice
        ( )  13F Combination Report






List of Other Included Managers:

No. 13F File No
Name